Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
AZL NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® NFJ INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing normally at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the Fund's subadviser expects will generate income by paying dividends. The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs) and/or foreign ordinaries.

		The Fund's subadviser uses a value investing style focusing on equity securities of companies whose stocks the Fund's portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (changes in stock price relative to changes in overall market prices), earnings estimate revisions (changes in analysts' earnings-per-share estimates), and transactions in an issuer's securities by its insiders. The portfolio managers also classify the Fund's selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Focused Investment Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
  Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the MSCI EAFE Index. The Fund's performance also is compared to the MSCI ACWI Ex-U.S. Index, which shows how the Fund's performance compares with the returns of a broad index of large- and mid-cap securities across 22 developed markets and 21 emerging markets countries.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the MSCI EAFE Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund's performance also is compared to the MSCI ACWI Ex-U.S. Index, which shows how the Fund's performance compares with the returns of a broad index of large- and mid-cap securities across 22 developed markets and 21 emerging markets countries.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2010) 14.41% Lowest (Q3, 2011) -19.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL NFJ International Value Fund | AZL NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,500
2010	rr_AnnualReturn2010	9.67%
2011	rr_AnnualReturn2011	(10.92%)
2012	rr_AnnualReturn2012	20.55%
2013	rr_AnnualReturn2013	11.66%
2014	rr_AnnualReturn2014	(5.26%)
2015	rr_AnnualReturn2015	(12.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	(12.57%)
Five Year Ended December 31, 2015	rr_AverageAnnualReturnYear05	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
AZL NFJ International Value Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	(0.39%)	[1]
Five Year Ended December 31, 2015	rr_AverageAnnualReturnYear05	4.07%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009	[1]
AZL NFJ International Value Fund | MSCI ACWI Ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	(5.25%)	[1]
Five Year Ended December 31, 2015	rr_AverageAnnualReturnYear05	1.51%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009	[1]

[1]	Reflects no deduction for fees, expenses, or taxes.